Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) relates to the registration statement on Form S-1 (File No. 333-262282), initially filed by RetinalGenix Technologies Inc., a Delaware corporation (the “Registrant”), with the Securities and Exchange Commission (the “Commission”) on January 21, 2022 and declared effective by the Commission on January 31, 2022 (the “Registration Statement”).
Entity Registrant Name	RETINALGENIX TECHNOLOGIES INC.
Entity Central Index Key	0001836295
Entity Tax Identification Number	82-3936890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1450 North McDowell Boulevard
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Petaluma
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94954
City Area Code	(415)
Local Phone Number	578-9583
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true